Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials, ancillary materials and consumables	€ 12,688	€ 16,527
Work-in-progress and semi-finished products	7,784	9,425
Finished goods	69,240	81,223
Other		9
Total inventories	€ 89,712	€ 107,184